Cover	Dec. 15, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 15, 2021
Entity Registrant Name	SoFi Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39606
Entity Tax Identification Number	98-1547291
Entity Address, Address Line One	234 1st Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	855
Local Phone Number	456-7634
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001818874
Amendment Flag	false
Common stock, $0.0001 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	SOFI
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of common stock, $0.0001 par value
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock, $0.0001 par value
Trading Symbol	SOFIW
Security Exchange Name	NASDAQ